Trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Trade and other payables
Trade payables		₨ 1,364,460	₨ 4,124,409
Accrued expenses		221,510	275,515
Related parties (refer to Note 42)		9,364	15,517
Refund and other payables		1,291,810	852,605
Total		2,887,144	5,268,046
Current	$ 37,930	2,859,370	5,264,949
Non-current	$ 368	₨ 27,774	₨ 3,097